DIVIDENDS	12 Months Ended
Dec. 31, 2011
DIVIDENDS
DIVIDENDS

12. DIVIDENDS

        When and if the Company declares and pays dividends, it pays them in U.S. dollars. There were no dividends declared in 2011. On July 26, 2010, the Company's Board approved the payment of an interim dividend in the amount of $30.0 (RUR 911 at the exchange rate as at the approval date) that was paid in full in the third quarter of 2010. The Company's Board declared no dividends in 2009. On November 6, 2008, the Company's Board approved the payment of an interim dividend in the amount of $19.5 (RUR 525 at the exchange rate as of the approval date). A portion of the approved dividend in the amount of RUR 398 was paid in December 2008. The remaining amount of RUR 160 was paid in the first quarter of 2009.